UNITED STATES
         SECURITIES & EXCHANGE COMMISSION
              Washington, D.C. 20549

                       Form 13F

                  Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: March 31, 2010

  Check here if Amendment [  ];Amendment Number:

  This amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    The Adams Express Company
  Address: 7 St. Paul Street, Suite 1140
           Baltimore, MD  21202

  Form 13F File Number:28-597


  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



  Person Signing this Report on Behalf of Reporting Manager:



  Name:      Christine M. Sloan
  Title      Assistant Treasurer
  Phone      (410) 752-5900

  Signature, Place, and Date of Signing:

  /s/ Christine M. Sloan       Baltimore, MD          April 23, 2010

   [Signature]                 [City, State]             [Date]



  Report Type (Check only one.):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                          Form 13F SUMMARY PAGE


  Report Summary:

  Number of Other Included Managers:     0

  Form 13F Information Table Entry Total: 78

  Form 13F Information Table Value Total: $1,063,171
                                          (in thousands)


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



  NONE

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   COLUMN 1              COLUMN 2  COLUMN 3 COLUMN 4       COLUMN 5     COLUMN 6  COLUMN 7    COLUMN 8
   NAME OF ISSUER        TITLE OF   CUSIP   VALUE IN  SHARES   SH/ PUT/ INVST     OTHER        VOTING
 			 CLASS	              000's	       PRN CALL	DISCRETN  MANAGERS    AUTHORITY
											  SOLE SHAREDNONE
                                                                                          >C>

  ABBOTT LABORATORIES     COM     002824100  16,858    320,000  SH      SOLE       320,000
  APPLE INC.              COM     037833100  17,620     75,000  SH      SOLE        75,000
  AT&T CORP.              COM     00206R102  10,336    400,000  SH      SOLE       400,000
  AUTOMATIC DATA PROCESS  COM     053015103  13,341    300,000  SH      SOLE       300,000
  AVON PRODUCTS, INC.     COM     054303102  10,994    324,600  SH      SOLE       324,600
  BANK OF AMERICA CORP.   COM     060505104  21,152   1,185,000 SH      SOLE      1,185,000
  BANK OF NEW YORK MELLON COM     064058100  12,469    403,775  SH      SOLE       403,775
  BRISTOL-MYERS SQUIBB    COM     110122108  4,247     159,061  SH      SOLE       159,061
  BROADCOM CORP.          COM     111320107  13,272    400,000  SH      SOLE       400,000
  BUNGE LTD.              COM     G16962105  9,861     160,000  SH      SOLE       160,000
  CAPITAL ONE FINANCIAL   COM     14040H105  4,141     100,000  SH      SOLE       100,000
  CHEVRON CORP.           COM     166764100  15,166    200,000  SH      SOLE       200,000
  CINTAS CORP.            COM     172908105  8,427     300,000  SH      SOLE       300,000
  CISCO SYSTEMS, INC.     COM     17275R102  22,125    850,000  SH      SOLE       850,000
  CLIFFS NAT RESOURCES    COM     18683K101  7,247     102,140  SH      SOLE       102,140
  COCA-COLA CO.           COM     191216100  13,750    250,000  SH      SOLE       250,000
  CONSOL ENERGY INC.      COM     20854P109  8,532     200,000  SH      SOLE       200,000
  CURTISS-WRIGHT CORP.    COM     231561101  12,528    360,000  SH      SOLE       360,000
  CVS/CAREMARK CORP.      COM     126650100  10,420    285,000  SH      SOLE       285,000
  DEAN FOODS CO.          COM     242370104  6,668     425,000  SH      SOLE       425,000
  DEL MONTE FOODS CO.     COM     24522P103  11,680    800,000  SH      SOLE       800,000
  DELL INC.               COM     24702R101  4,278     285,000  SH      SOLE       285,000
  EMERSON ELECTRIC CO.    COM     291011104  15,102    300,000  SH      SOLE       300,000
  EXXON MOBIL CORP.       COM     30231G102  14,401    215,000  SH      SOLE       215,000
  FREEPORT-MCMORAN        COM     35671D857  9,607     115,000  SH      SOLE       115,000
  GENERAL ELECTRIC CO.    COM     369604103  27,082   1,488,000 SH      SOLE      1,488,000
  GILEAD SCIENCES INC.    COM     375558103  9,096     200,000  SH      SOLE       200,000
  GOOGLE INC.             COM     38259P508  13,608     24,000  SH      SOLE        24,000
  HALLIBURTON CO.         COM     406216101  9,039     300,000  SH      SOLE       300,000
  HANSEN NATURAL CORP.    COM     411310105  11,279    260,000  SH      SOLE       260,000
  HARSCO CORP.            COM     415864107  9,901     310,000  SH      SOLE       310,000
  HEWLETT-PACKARD CO.     COM     428236103  10,629    199,989  SH      SOLE       199,989
  HOSPIRA INC.            COM     441060100  12,746    225,000  SH      SOLE       225,000
  ILLINOIS TOOL WORKS     COM     452308109  11,840    250,000  SH      SOLE       250,000
  INTEL CORP.             COM     458140100  18,698    840,000  SH      SOLE       840,000
  JOHNSON & JOHNSON       COM     478160104  16,626    255,000  SH      SOLE       255,000
  JPMORGAN CHASE & CO.    COM     46625H100  22,822    510,000  SH      SOLE       510,000
  LOWE'S COMPANIES, INC   COM     548661107  14,544    600,000  SH      SOLE       600,000
  MASCO CORP.             COM     574599106  6,984     450,000  SH      SOLE       450,000
  MCDONALD'S CORP.        COM     580135101  16,680    250,000  SH      SOLE       250,000
  MDU RESOURCES GROUP,    COM     552690109  12,139    562,500  SH      SOLE       562,500
  MEAD JOHNSON NUTRITION COM CL   582839106  6,107     117,383  SH      SOLE       117,383
  MEDTRONIC, INC.         COM     585055106  15,761    350,000  SH      SOLE       350,000
  MICROSOFT CORP.         COM     594918104  34,539   1,180,000 SH      SOLE     1,180,000
  MORGAN STANLEY          COM     617446448  8,787     300,000  SH      SOLE       300,000
  NEWELL RUBBERMAID INC   COM     651229106  6,080     400,000  SH      SOLE       400,000
  NORFOLK SOUTHERN CORP   COM     655844108  5,589     100,000  SH      SOLE       100,000
  NORTHEAST UTILITIES     COM     664397106  9,674     350,000  SH      SOLE       350,000
  ORACLE CORP.            COM     68389X105  28,259   1,100,000 SH      SOLE     1,100,000
  OSHKOSH CORP.           COM     688239201  15,329    380,000  SH      SOLE       380,000
  PEPSICO, INC.           COM     713448108  23,818    360,000  SH      SOLE       360,000
  PETROLEUM & RESOURCES   COM     716549100  52,111   2,186,774 SH      SOLE     2,186,774
  PFIZER INC              COM     717081103  17,409   1,015,125 SH      SOLE     1,015,125
  PNC FINANCIAL SERVICEs  COM     693475105  16,119    270,000  SH      SOLE       270,000
  POTASH CORP SASK INC    COM     73755L107  6,445      54,000  SH      SOLE        54,000
  PRAXAIR, INC.           COM     74005P104  9,071     109,292  SH      SOLE       109,292
  PROCTER & GAMBLE CO.    COM     742718109  19,930    315,000  SH      SOLE       315,000
  PRUDENTIAL FINANCIAL    COM     744320102  18,755    310,000  SH      SOLE       310,000
  QUALCOMM INC.           COM     747525103  12,597    300,000  SH      SOLE       300,000
  RYLAND GROUP INC.       COM     783764103  7,708     343,500  SH      SOLE       343,500
  SAFEWAY INC.            COM     786514208  9,695     390,000  SH      SOLE       390,000
  SENOMYX, INC.           COM     81724Q107  4,206    1,284,400 SH      SOLE     1,284,400
  SPECTRA ENERGY CORP.    COM     847560109  9,142     405,780  SH      SOLE       405,780
  SPIRIT AEROSYS HLDG  COM CL A   848574109  16,834    720,000  SH      SOLE       720,000
  STATE STREET CORP.      COM     857477103  10,382    230,000  SH      SOLE       230,000
  T. ROWE PRICE GROUP     COM     74144T108  10,437    190,000  SH      SOLE       190,000
  TARGET CORP.            COM     87612E106  16,832    320,000  SH      SOLE       320,000
  TATA MOTORS LTD. ADR    COM     876568502  18,460   1,000,000 SH      SOLE     1,000,000
  TEVA PHARMACEUTICAL     COM     881624209  20,816    330,000  SH      SOLE       330,000
  TRANSOCEAN LTD.       REG SHS   H8817H100  13,821    160,000  SH      SOLE       160,000
  UNILEVER PLC ADR   SPON ADR NEW 904767704  21,120    721,300  SH      SOLE       721,300
  UNITED TECHNOLOGIES     COM     913017109  22,083    300,000  SH      SOLE       300,000
  UNITEDHEALTH GROUP      COM     91324P102  4,574     140,000  SH      SOLE       140,000
  VISA INC.             COM CL A  92826C839  8,193      90,000  SH      SOLE        90,000
  WALT DISNEY CO.         COM     254687106  16,757    480,000  SH      SOLE       480,000
  WELLS FARGO & CO.       COM     949746101  13,226    425,000  SH      SOLE       425,000
  WGL HOLDINGS INC.       COM     92924F106  5,690     164,225  SH      SOLE       164,225
  ZIMMER HOLDINGS, INC.   COM     98956P102  8,880     150,000  SH      SOLE       150,000
                                            1,063,171
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